Disclosure of operating segments (Details) - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Aug. 31, 2019
Statements [Line Items]
Assets	$ 41,534		$ 43,663
Liabilities	40,297		44,820
Total Comprehensive Loss/(Income)	(1,906)	$ 2,823
Canada [Member]
Statements [Line Items]
Assets	1,450		4,983
Liabilities	39,598		39,278
Total Comprehensive Loss/(Income)	340	3,793
South Africa [Member]
Statements [Line Items]
Assets	40,319		38,680
Liabilities	934		$ 5,542
Total Comprehensive Loss/(Income)	$ (2,246)	$ (970)